SHARE-BASED PAYMENTS - Deferred share unit plan (Details) - Deferred share unit plan $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) EquityInstruments $ / shares	Dec. 31, 2019 USD ($) EquityInstruments $ / shares
Share-based payment transaction
Minimum percentage of compensation for computing number of share units to outside director (as a percent)	50.00%
DSUs granted	203,000	269,000
Weighted average grant-date fair value (CDN$/ unit) | $ / shares	$ 8.66	$ 5.39
Number of share units outstanding	1,422,650
Recognized liability | $	$ 10.4	$ 7.8